Shares Issued for Equity Financing and Stock Compensation (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Stockholders' Equity Note [Abstract]
Schedule of warrant activity
	Number of Warrants	Average Exercise Price (post-reverse stock split price)	Weighted Average Remaining Contractual Term in Years
Outstanding at January 1, 2021	30,411	$14.0	3.21
Exercisable at January 1, 2021	30,411	$14.0	3.21
Granted	-	-	-
Exchanged	-	-	-
Forfeited	-	-	-
Expired	-	-	-
Outstanding at September 30, 2021	30,411	$14.0	2.46
Exercisable at September 30, 2021	30,411	$14.0	2.46

	Number of Warrants	Average Exercise Price (post-reverse stock split price)	Weighted Average Remaining Contractual Term in Years
Outstanding at January 1, 2019	212,404	$14.1	5.29
Exercisable at January 1, 2019	212,404	$14.1	5.29
Granted	193,460	9.5	5.25
Exchanged	(375,454)	-	-
Forfeited	-	-	-
Expired	-	-	-
Outstanding at December 31, 2019	30,411	14.0	4.21
Exercisable at December 31, 2019	30,411	14.0	4.21
Granted	-	-	-
Exercised	-	-	-
Forfeited	-	-	-
Expired	-	-	-
Outstanding at December 31, 2020	30,411	$14.0	3.21
Exercisable at December 31, 2020	30,411	$14.0	3.21